Derivative financial instruments and market risks - Disclosure of Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 2,466	€ 3,405	€ 2,434
Nominal value of interest rate swaps hedge fixed-rate bonds	12,317	10,358	8,862
Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,466	3,405	2,434
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850	999	0
Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	850	0
Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Notional amount | 2 to 3 years | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			850
Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	966	0	0
Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	906	0
Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	650
Notional amount | More than 5 years | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			1,584
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(128)	(165)	(232)
Nominal value of interest rate swaps hedge fixed-rate bonds	(30)	22	22
Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(128)	(165)	(232)
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Nominal value of interest rate swaps hedge fixed-rate bonds	0	€ 0	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03%
Disclosure of detailed information about financial instruments [line items]
Interest rate		1.03%	1.03%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	483	€ 453
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	483	453
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	483	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	453
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(47)	(49)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(47)	(49)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32%
Disclosure of detailed information about financial instruments [line items]
Interest rate		1.32%	1.32%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	483	€ 453	€ 850
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	483	453	850
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	850
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	483	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	453	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(43)	(43)	(43)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(43)	(43)	(43)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	€ 0	€ 0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69%
Disclosure of detailed information about financial instruments [line items]
Interest rate		0.69%	0.69%
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850	€ 850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850	850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(7)	(28)
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(7)	(28)
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92%
Disclosure of detailed information about financial instruments [line items]
Interest rate		0.92%	0.92%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	€ 650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(31)	(44)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(31)	(44)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 467
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			467
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			467
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			(62)
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			(62)
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			467
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			467
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			467
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			(56)
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			(56)
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		999	650
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		999	650
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		999	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	650
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		(1)	(71)
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		(1)	(71)
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 0	€ 0